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Dimensional World Equity ETF
Dimensional World Equity ETF
Investment Objective
The investment objective of the Dimensional World Equity ETF (the “World Equity ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the World Equity ETF. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Dimensional World Equity ETF Dimensional World Equity ETF
Management Fee	0.02%
Other Expenses	0.03%	[1]
Acquired Fund Fees and Expenses	0.21%	[1]
Total Annual Fund Operating Expenses	0.26%
Fee Waiver and/or Expense Reimbursement	0.01%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.25%
[1]	The Portfolio is a new portfolio, so the “Other Expenses” and “Acquired Fund Fees and Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.
[2]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2025, and may only be terminated by the Portfolio’s Board of Trustees prior to that date. The Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Example

This Example is meant to help you compare the cost of investing in the World Equity ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs whether you redeem or hold your shares would be:

Expense Example	1 Year	3 Years
Dimensional World Equity ETF | Dimensional World Equity ETF | USD ($)	26	83

Expense Example No Redemption	1 Year	3 Years
Dimensional World Equity ETF | Dimensional World Equity ETF | USD ($)	26	83

Portfolio Turnover

The World Equity ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio is new, information about portfolio turnover rate is not yet available.

Principal Investment Strategies

The World Equity ETF is a “fund of funds”, which means that the Portfolio generally allocates its assets among other funds managed by the Advisor (the “Underlying Funds”), although it has the flexibility to invest directly in securities and derivatives. The Portfolio allocates its assets to Underlying Funds that invest in domestic and international equity securities.

To achieve the Portfolio’s and the Underlying Funds’ investment objectives, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s and Underlying Funds’ designs emphasize long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Portfolio is designed to provide exposure to a broad portfolio of securities of both U.S. companies and non-U.S. companies associated with countries with developed and emerging markets, primarily by purchasing shares of the Underlying Funds. In addition, the Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that provide exposure to companies in all market capitalization ranges, as well as real estate securities. The Portfolio and certain Underlying Funds may emphasize securities of smaller, lower relative price, and higher profitability companies.

At inception, the Portfolio will invest substantially all of its assets in the Dimensional US Core Equity 1 ETF, Dimensional US Core Equity 2 ETF, Dimensional International Core Equity 2 ETF, Dimensional Emerging Markets Core Equity 2 ETF, and Dimensional Global Real Estate ETF. Generally, the Portfolio invests its assets in the Underlying Funds to gain exposure to equity securities with an allocation of approximately 55% to 75% of the Portfolio’s assets in U.S. equity securities, 10% to 35% in international developed markets equity securities, 0% to 20% in emerging markets equity securities, and 0% to 15% in real estate securities. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust the allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in equity securities.

The Advisor may also increase or reduce the Portfolio’s and/or Underlying Funds’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

Because many of the Portfolio’s and certain Underlying Funds’ investments may be denominated in foreign currencies, the Portfolio and certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts in connection with the settlement of foreign securities, or to transfer balances from one currency to another. In addition, the Portfolio and certain Underlying Funds may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Portfolio and each Underlying Fund may purchase and sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Funds.

The Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

The Portfolio is an actively managed exchange traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks
Performance

Performance information is not available for the World Equity ETF because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting https://www.dimensional.com/us-en/funds.